LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease
SCHEDULE OF OPERATING LEASE LIABILITIES

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2024	December 31, 2023
Operating Leases
Operating lease right-of-use assets	$2,022,758	$1,576,814

Operating lease liabilities – current	$136,001	$864,519
Operating lease liability – non-current	1,794,500	789,489
Total operating lease liabilities	$1,930,501	$1,654,008

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2023	December 31, 2022
Operating Leases
Operating lease right-of-use assets	$1,576,814	$999,285

Operating lease liabilities – current	$864,519	$883,583
Operating lease liability – non-current	789,489	194,725
Total operating lease liabilities	$1,654,008	$1,078,308

SCHEDULE OF OPERATING LEASE EXPENSES

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2024	2023
Operating lease expenses	$104,372	$200,716

	Nine Months Ended September 30,
	2024	2023
Operating lease expenses	$439,723	$618,085
The following provides details of the Company’s lease expenses:
	Years Ended December 31,
	2023	2022
Operating lease expenses	$817,179	$837,425

SCHEDULE OF OTHER INFORMATION RELATED LEASES

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2024	2023
Cash Paid for Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$607,312	$500,056

Weighted Average Remaining Lease Term:
Operating leases	8.64 years	1.26 years

Weighted Average Discount Rate:
Operating leases	4.88%	4.75%

Other information related to leases is presented below:

	Years Ended December 31,
	2023	2022
Cash Paid for Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$779,599	710,865

Weighted Average Remaining Lease Term:
Operating leases	1.99 years	1.45 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities were as follows:

For the year ending December 31:
2024 (excluding the nine months ended September 30, 2024)	$68,999
2025	233,875
2026	274,518
2027	236,548
2028	231,561
Thereafter	1,379,825
Total lease payments	2,425,326
Less: imputed interest	(494,825)
Total lease liabilities	1,930,501
Less: current portion	(136,001)
Lease liabilities – non-current portion	$1,794,500

Maturities of lease liabilities were as follows:

For the year ending December 31:
2024	$921,869
2025	759,052
2026	37,370
2027	8,451
2028	3,521
Total lease payments	1,730,263
Less: imputed interest	(76,255)
Total lease liabilities	1,654,008
Less: current portion	(864,519)
Lease liabilities – non-current portion	$789,489